Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 659,364
38,900 Morgan Stanley, Series K, 5.85% ... 998,952
31,500 Public Storage, Series O, 3.90% .... 618,345
28,500 US Bancorp, Series L, 3.75% ...... 536,370
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,554,332
Total Preferred Stocks
(Cost $6,547,571)
5,367,363
EXCHANGE-TRADED FUNDS — 18.9%
UNITED STATES — 18.9%
15,645,561 Invesco Preferred ETF ........... 204,331,027
1,391,632 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 122,491,449
1,769,837 iShares Preferred & Income Securities
ETF .................... 61,537,232
1,840,465 SPDR Bloomberg Convertible
Securities ETF ............. 125,096,406
Total Exchange-Traded Funds
(Cost $587,399,442)
513,456,114
Principal
Amount
BANK LOANS — 0.3%
UNITED STATES — 0.3%
$ 5,000,000 Caliber Home Loans, Inc.,
(1 mo. LIBOR USD + 2.875%),
4.56%, 07/24/25(a) ......... 4,987,500
4,330,820 Vaca Morada,
2.55%, 03/25/24(a) ......... 4,319,992
Total Bank Loans
(Cost $9,330,820)
9,307,492
CORPORATE BONDS — 10.0%
AUSTRALIA — 0.0%
150,000 Mineral Resources Ltd.,
8.00%, 11/01/27(b) ......... 151,744
650,000 Mineral Resources Ltd.,
8.50%, 05/01/30(b) ......... 658,125
809,869
CANADA — 0.4%
1,000,000 1011778 BC ULC/New Red Finance,
Inc.,
3.88%, 01/15/28(b) ......... 940,240
400,000 Bombardier, Inc.,
7.50%, 12/01/24(b) ......... 392,000
Principal
Amount Value
CANADA (continued)
$ 1,250,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(b) ......... $ 1,125,000
1,125,000 First Quantum Minerals Ltd.,
6.50%, 03/01/24(b) ......... 1,120,500
1,000,000 First Quantum Minerals Ltd.,
6.88%, 03/01/26(b) ......... 964,051
1,325,000 GFL Environmental, Inc.,
3.75%, 08/01/25(b) ......... 1,286,065
1,100,000 goeasy Ltd.,
5.38%, 12/01/24(b) ......... 1,032,829
500,000 NOVA Chemicals Corp.,
4.88%, 06/01/24(b) ......... 487,455
500,000 Telesat Canada/Telesat LLC,
4.88%, 06/01/27(b) ......... 294,375
675,000 Vermilion Energy, Inc.,
6.88%, 05/01/30(b) ......... 651,375
1,500,000 Videotron Ltd.,
3.63%, 06/15/29(b) ......... 1,310,625
9,604,515
CAYMAN ISLANDS — 0.1%
825,000 Seagate HDD Cayman,
3.38%, 07/15/31 ........... 662,837
762,952 Spirit Loyalty Cayman Ltd./Spirit IP
Cayman Ltd.,
8.00%, 09/20/25(b) ......... 797,277
1,460,114
GERMANY — 0.0%
500,000 Deutsche Bank AG,
(5 yr. Swap Semi 30/360 USD +
2.248%),
4.30%, 05/24/28(c) ......... 467,423
IRELAND — 0.2%
1,375,000 Avolon Holdings Funding Ltd.,
5.25%, 05/15/24(b) ......... 1,358,534
1,500,000 Castlelake Aviation Finance DAC,
5.00%, 04/15/27(b) ......... 1,259,613
1,103,000 LCPR Senior Secured Financing DAC,
6.75%, 10/15/27(b) ......... 1,070,773
3,688,920
ITALY — 0.1%
1,500,000 Intesa Sanpaolo SpA,
5.71%, 01/15/26(b) ......... 1,449,833
1,525,000 UniCredit SpA,
(USD Swap Rate 11:00 am NY 5
+ 3.703%),
5.86%, 06/19/32(b)(c) ....... 1,358,020
2,807,853

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
LUXEMBOURG — 0.1%
$ 525,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%, 06/01/28(b) ......... $ 467,250
1,650,000 Altice Financing SA,
5.00%, 01/15/28(b) ......... 1,456,554
1,000,000 Altice France Holding SA,
6.00%, 02/15/28(b) ......... 773,527
600,000 Telecom Italia Capital SA,
6.38%, 11/15/33 ........... 500,340
500,000 Telecom Italia Capital SA,
7.20%, 07/18/36 ........... 414,690
3,612,361
MALTA — 0.0%
825,000 VistaJet Malta Finance Plc/XO
Management Holding, Inc.,
6.38%, 02/01/30(b) ......... 719,812
NETHERLANDS — 0.1%
1,000,000 Alcoa Nederland Holding BV,
5.50%, 12/15/27(b) ......... 992,950
1,075,000 Teva Pharmaceutical Finance
Netherlands III BV,
3.15%, 10/01/26 ........... 970,456
1,000,000 UPC Holding BV,
5.50%, 01/15/28(b) ......... 913,230
2,876,636
UNITED KINGDOM — 0.1%
775,000 INEOS Quattro Finance 2 Plc,
3.38%, 01/15/26(b) ......... 683,759
1,400,000 Jaguar Land Rover Automotive Plc,
7.75%, 10/15/25(b) ......... 1,337,000
1,050,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(b) ......... 809,897
2,830,656
UNITED STATES — 8.9%
1,000,000 Abercrombie & Fitch Management
Co.,
8.75%, 07/15/25(b) ......... 980,614
650,000 AdaptHealth LLC,
6.13%, 08/01/28(b) ......... 615,145
350,000 AdaptHealth LLC,
5.13%, 03/01/30(b) ......... 321,034
1,000,000 Adient Global Holdings Ltd.,
4.88%, 08/15/26(b) ......... 935,190
325,000 Advanced Drainage Systems, Inc.,
6.38%, 06/15/30(b) ......... 327,521
375,000 Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28(b) ......... 341,250
Principal
Amount Value
UNITED STATES (continued)
$ 1,063,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
3.50%, 02/15/23(b) ......... $ 1,062,681
750,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
7.50%, 03/15/26(b) ......... 774,493
1,175,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%, 02/15/28(b) ......... 1,139,750
1,200,000 Allison Transmission, Inc.,
5.88%, 06/01/29(b) ......... 1,181,046
381,965 Ambac Assurance Corp.,
5.10%(b)(d) .............. 365,731
1,025,000 American Airlines, Inc.,
11.75%, 07/15/25(b) ........ 1,133,294
925,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.50%, 04/20/26(b) ......... 913,197
1,725,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%, 04/20/29(b) ......... 1,661,960
235,000 American Axle & Manufacturing, Inc.,
6.25%, 03/15/26 ........... 222,187
1,475,000 American Builders & Contractors
Supply Co., Inc.,
3.88%, 11/15/29(b) ......... 1,261,125
825,000 AMN Healthcare, Inc.,
4.63%, 10/01/27(b) ......... 790,288
725,000 AMN Healthcare, Inc.,
4.00%, 04/15/29(b) ......... 657,692
520,000 Antero Resources Corp.,
8.38%, 07/15/26(b) ......... 557,128
375,000 Antero Resources Corp.,
5.38%, 03/01/30(b) ......... 368,438
1,175,000 Aramark Services, Inc.,
6.38%, 05/01/25(b) ......... 1,180,875
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%, 04/01/28(b) ......... 882,287
1,250,000 Ardagh Metal Packaging Finance USA
LLC/Ardagh Metal Packaging
Finance Plc,
3.25%, 09/01/28(b) ......... 1,160,387
1,075,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%, 12/31/28(b) ......... 1,025,446

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 At Home Group, Inc.,
7.13%, 07/15/29(b) ......... $ 499,507
1,300,000 Ball Corp.,
4.00%, 11/15/23 ........... 1,296,750
3,930,000 Bank of America Corp., Series FF,
(3 mo. LIBOR USD + 2.931%),
5.88%(c)(d) ............... 3,732,989
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. LIBOR USD + 3.131%),
4.63%(c)(d) ............... 576,225
1,000,000 Bath & Body Works, Inc.,
6.63%, 10/01/30(b) ......... 954,570
750,000 Bath & Body Works, Inc.,
6.75%, 07/01/36 ........... 680,625
800,000 Bausch Health Cos, Inc.,
6.13%, 02/01/27(b) ......... 682,000
600,000 Bausch Health Cos, Inc.,
7.00%, 01/15/28(b) ......... 333,000
500,000 Bausch Health Cos, Inc.,
5.00%, 01/30/28(b) ......... 266,250
775,000 Bausch Health Cos, Inc.,
6.25%, 02/15/29(b) ......... 414,625
1,000,000 Berry Global, Inc.,
5.63%, 07/15/27(b) ......... 1,009,175
1,575,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.63%, 12/15/25(b) ......... 1,563,920
1,000,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
6.63%, 07/15/26(b) ......... 941,138
750,000 Bread Financial Holdings, Inc.,
4.75%, 12/15/24(b) ......... 693,750
1,850,000 Bread Financial Holdings, Inc.,
7.00%, 01/15/26(b) ......... 1,741,937
1,050,000 Brink's Co. (The),
5.50%, 07/15/25(b) ......... 1,055,502
625,000 Buckeye Partners LP,
4.50%, 03/01/28(b) ......... 571,151
75,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(b) ......... 64,183
300,000 Burford Capital Global Finance LLC,
6.25%, 04/15/28(b) ......... 273,480
325,000 Cablevision Lightpath LLC,
3.88%, 09/15/27(b) ......... 288,844
700,000 Cablevision Lightpath LLC,
5.63%, 09/15/28(b) ......... 565,362
1,500,000 Caesars Entertainment, Inc.,
6.25%, 07/01/25(b) ......... 1,496,250
Principal
Amount Value
UNITED STATES (continued)
$ 826,000 Caesars Entertainment, Inc.,
8.13%, 07/01/27(b) ......... $ 827,115
625,000 Caesars Entertainment, Inc.,
4.63%, 10/15/29(b) ......... 529,875
1,300,000 Caesars Resort Collection LLC/CRC
Finco, Inc.,
5.75%, 07/01/25(b) ......... 1,300,195
1,350,000 Carnival Corp.,
10.50%, 02/01/26(b) ........ 1,417,527
1,775,000 Carnival Corp.,
5.75%, 03/01/27(b) ......... 1,422,760
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(b) ......... 1,111,150
1,925,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(b) ......... 1,669,937
1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33(b) ......... 840,090
800,000 CDI Escrow Issuer, Inc.,
5.75%, 04/01/30(b) ......... 784,000
975,000 Centene Corp.,
4.63%, 12/15/29 ........... 961,189
600,000 Centene Corp.,
3.00%, 10/15/30 ........... 535,524
250,000 Century Communities, Inc.,
6.75%, 06/01/27 ........... 254,065
750,000 Charles River Laboratories
International, Inc.,
4.00%, 03/15/31(b) ......... 686,187
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(c)(d) ............... 1,413,238
650,000 CHS/Community Health Systems,
Inc.,
8.00%, 03/15/26(b) ......... 615,543
1,525,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(b) ......... 1,330,562
525,000 CHS/Community Health Systems,
Inc.,
5.25%, 05/15/30(b) ......... 441,000
650,000 Churchill Downs, Inc.,
4.75%, 01/15/28(b) ......... 616,210
1,175,000 CITGO Petroleum Corp.,
7.00%, 06/15/25(b) ......... 1,157,316

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Clarivate Science Holdings Corp.,
3.88%, 07/01/28(b) ......... $ 682,500
1,500,000 Cleveland-Cliffs, Inc.,
6.75%, 03/15/26(b) ......... 1,545,000
675,000 Cogent Communications Group, Inc.,
7.00%, 06/15/27(b) ......... 677,597
400,000 Commercial Metals Co.,
4.13%, 01/15/30 ........... 350,760
400,000 Commercial Metals Co.,
4.38%, 03/15/32 ........... 341,584
234,000 CommScope Technologies LLC,
6.00%, 06/15/25(b) ......... 216,450
500,000 CommScope, Inc.,
6.00%, 03/01/26(b) ......... 486,250
775,000 CommScope, Inc.,
4.75%, 09/01/29(b) ......... 673,847
425,000 Cornerstone Building Brands, Inc.,
6.13%, 01/15/29(b) ......... 284,750
1,700,000 CrownRock LP/CrownRock Finance,
Inc.,
5.63%, 10/15/25(b) ......... 1,697,484
1,900,000 CSC Holdings LLC,
6.50%, 02/01/29(b) ......... 1,842,031
1,000,000 CSC Holdings LLC,
4.50%, 11/15/31(b) ......... 845,000
1,025,000 Dana, Inc.,
4.50%, 02/15/32 ........... 856,604
200,000 Darling Ingredients, Inc.,
6.00%, 06/15/30(b) ......... 207,704
1,600,000 Delta Air Lines, Inc.,
7.38%, 01/15/26 ........... 1,680,167
650,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(b) ......... 607,243
1,000,000 DISH DBS Corp.,
5.00%, 03/15/23 ........... 981,250
750,000 DISH DBS Corp.,
5.13%, 06/01/29 ........... 489,334
550,000 Embarq Corp.,
8.00%, 06/01/36 ........... 452,389
550,000 Embecta Corp.,
5.00%, 02/15/30(b) ......... 483,518
250,000 Enviva Partners LP/Enviva Partners
Finance Corp.,
6.50%, 01/15/26(b) ......... 247,883
159,000 EQM Midstream Partners LP,
4.00%, 08/01/24 ........... 152,415
1,050,000 EQM Midstream Partners LP,
6.50%, 07/01/27(b) ......... 1,052,173
Principal
Amount Value
UNITED STATES (continued)
$ 225,000 EQM Midstream Partners LP,
7.50%, 06/01/30(b) ......... $ 231,553
475,000 EQM Midstream Partners LP,
4.75%, 01/15/31(b) ......... 429,115
925,000 EQM Midstream Partners LP,
6.50%, 07/15/48 ........... 776,575
425,000 Ford Motor Co.,
6.63%, 10/01/28 ........... 447,094
800,000 Ford Motor Co.,
3.25%, 02/12/32 ........... 668,000
1,600,000 Ford Motor Co.,
4.75%, 01/15/43 ........... 1,318,000
575,000 Ford Motor Co.,
5.29%, 12/08/46 ........... 494,500
2,100,000 Ford Motor Credit Co. LLC,
4.06%, 11/01/24 ........... 2,065,875
500,000 Ford Motor Credit Co. LLC,
4.00%, 11/13/30 ........... 442,318
175,000 Frontier Communications Holdings
LLC,
8.75%, 05/15/30(b) ......... 186,500
100,000 FXI Holdings, Inc.,
7.88%, 11/01/24(b) ......... 86,250
500,000 GCI LLC,
4.75%, 10/15/28(b) ......... 455,700
625,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
6.50%, 10/01/25 ........... 598,462
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(b) ......... 569,586
1,150,000 Global Infrastructure Solutions, Inc.,
7.50%, 04/15/32(b) ......... 886,937
675,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.,
3.50%, 03/01/29(b) ......... 600,902
1,675,000 GoTo Group, Inc.,
5.50%, 09/01/27(b) ......... 1,222,750
975,000 GPD Cos, Inc.,
10.13%, 04/01/26(b) ........ 899,310
400,000 Gray Escrow II, Inc.,
5.38%, 11/15/31(b) ......... 353,000
750,000 Gray Television, Inc.,
7.00%, 05/15/27(b) ......... 751,384
975,000 Gray Television, Inc.,
4.75%, 10/15/30(b) ......... 837,900
250,000 Greystar Real Estate Partners LLC,
5.75%, 12/01/25(b) ......... 249,773
750,000 Griffon Corp.,
5.75%, 03/01/28 ........... 716,025

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Gulfport Energy Corp.,
8.00%, 05/17/26(b) ......... $ 1,004,830
1,250,000 H&E Equipment Services, Inc.,
3.88%, 12/15/28(b) ......... 1,084,375
2,250,000 Harvest Midstream I LP,
7.50%, 09/01/28(b) ......... 2,145,325
250,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
6.00%, 04/15/25(b) ......... 242,946
775,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
3.38%, 06/15/26(b) ......... 679,322
1,175,000 Herbalife Nutrition Ltd./HLF
Financing, Inc.,
7.88%, 09/01/25(b) ......... 1,101,563
1,000,000 Herc Holdings, Inc.,
5.50%, 07/15/27(b) ......... 1,001,250
325,000 Hertz Corp. (The),
4.63%, 12/01/26(b) ......... 289,250
525,000 Hertz Corp. (The),
5.00%, 12/01/29(b) ......... 448,899
725,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(b) ......... 664,057
1,175,000 Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/28(b) ......... 1,181,754
1,125,000 Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/32(b) ......... 970,549
300,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
5.00%, 06/01/29(b) ......... 265,448
1,125,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
4.88%, 07/01/31(b) ......... 945,000
425,000 Howard Midstream Energy Partners
LLC,
6.75%, 01/15/27(b) ......... 367,400
1,200,000 Hughes Satellite Systems Corp.,
6.63%, 08/01/26 ........... 1,164,775
500,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
6.38%, 12/15/25 ........... 498,935
1,350,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 1,214,872
350,000 iHeartCommunications, Inc.,
8.38%, 05/01/27 ........... 315,980
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 International Game Technology Plc,
6.50%, 02/15/25(b) ......... $ 1,016,250
1,250,000 IQVIA, Inc.,
5.00%, 05/15/27(b) ......... 1,252,019
975,000 IRB Holding Corp.,
7.00%, 06/15/25(b) ......... 997,415
1,325,000 iStar, Inc. REIT,
4.75%, 10/01/24 ........... 1,306,781
750,000 JB Poindexter & Co., Inc.,
7.13%, 04/15/26(b) ......... 731,250
4,810,000 JPMorgan Chase & Co., Series HH,
(SOFR RATE + 3.125%),
4.60%(c)(d) ............... 4,261,587
1,250,000 Kaiser Aluminum Corp.,
4.50%, 06/01/31(b) ......... 1,007,250
1,300,000 KB Home,
7.63%, 05/15/23 ........... 1,310,203
2,075,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 1,768,937
725,000 Kennedy-Wilson, Inc.,
5.00%, 03/01/31 ........... 618,062
650,000 Kinetik Holdings LP,
5.88%, 06/15/30(b) ......... 660,263
300,000 Koppers, Inc.,
6.00%, 02/15/25(b) ......... 285,819
1,575,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%, 06/15/29(b) ......... 1,344,326
1,475,000 Lamar Media Corp.,
4.00%, 02/15/30 ........... 1,357,959
550,000 LBM Acquisition LLC,
6.25%, 01/15/29(b) ......... 415,250
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(b) ......... 790,410
1,100,000 Legacy LifePoint Health LLC,
6.75%, 04/15/25(b) ......... 1,084,704
250,000 Legacy LifePoint Health LLC,
4.38%, 02/15/27(b) ......... 222,880
1,500,000 Level 3 Financing, Inc.,
3.75%, 07/15/29(b) ......... 1,241,250
550,000 Live Nation Entertainment, Inc.,
4.88%, 11/01/24(b) ......... 547,992
600,000 Live Nation Entertainment, Inc.,
5.63%, 03/15/26(b) ......... 592,500
1,125,000 LSF9 Atlantis Holdings LLC/Victra
Finance Corp.,
7.75%, 02/15/26(b) ......... 1,019,391
1,000,000 Lumen Technologies, Inc.,
5.63%, 04/01/25 ........... 989,708

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Lumen Technologies, Inc.,
5.13%, 12/15/26(b) ......... $ 912,500
575,000 Lumen Technologies, Inc.,
5.38%, 06/15/29(b) ......... 480,125
1,300,000 Lumen Technologies, Inc., Series Y,
7.50%, 04/01/24 ........... 1,335,880
550,000 Manitowoc Co., Inc. (The),
9.00%, 04/01/26(b) ......... 511,479
1,425,000 Masonite International Corp.,
5.38%, 02/01/28(b) ......... 1,392,937
1,275,000 Match Group Holdings II LLC,
5.00%, 12/15/27(b) ......... 1,231,969
800,000 Medline Borrower LP,
3.88%, 04/01/29(b) ......... 723,000
1,000,000 Meritage Homes Corp.,
3.88%, 04/15/29(b) ......... 881,013
600,000 Meritor, Inc.,
6.25%, 06/01/25(b) ......... 617,958
525,000 Michaels Cos., Inc. (The),
7.88%, 05/01/29(b) ......... 359,625
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(b) ......... 758,010
500,000 Midcap Financial Issuer Trust,
5.63%, 01/15/30(b) ......... 403,095
750,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%, 08/15/27(b) ......... 708,750
1,350,000 Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets
Ltd.,
6.50%, 06/20/27(b) ......... 1,363,486
400,000 Millennium Escrow Corp.,
6.63%, 08/01/26(b) ......... 313,056
425,000 MIWD Holdco II LLC/MIWD
Finance Corp.,
5.50%, 02/01/30(b) ......... 359,661
325,000 ModivCare Escrow Issuer, Inc.,
5.00%, 10/01/29(b) ......... 297,375
1,150,000 ModivCare, Inc.,
5.88%, 11/15/25(b) ......... 1,121,900
1,325,000 Molina Healthcare, Inc.,
4.38%, 06/15/28(b) ......... 1,275,313
975,000 MPH Acquisition Holdings LLC,
5.75%, 11/01/28(b) ......... 826,315
1,750,000 Navient Corp.,
5.50%, 01/25/23 ........... 1,759,800
1,400,000 Navient Corp.,
6.75%, 06/25/25 ........... 1,361,598
Principal
Amount Value
UNITED STATES (continued)
$ 825,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(b) ......... $ 719,812
1,000,000 Newell Brands, Inc.,
4.45%, 04/01/26 ........... 987,160
725,000 Nexstar Media, Inc.,
5.63%, 07/15/27(b) ......... 725,000
550,000 Nexstar Media, Inc.,
4.75%, 11/01/28(b) ......... 512,875
1,300,000 Northern Oil and Gas, Inc.,
8.13%, 03/01/28(b) ......... 1,257,750
1,275,000 NortonLifeLock, Inc.,
5.00%, 04/15/25(b) ......... 1,269,932
1,000,000 Novelis Corp.,
4.75%, 01/30/30(b) ......... 925,035
775,000 Novelis Corp.,
3.88%, 08/15/31(b) ......... 662,625
750,000 Occidental Petroleum Corp.,
5.50%, 12/01/25 ........... 767,002
600,000 Occidental Petroleum Corp.,
6.63%, 09/01/30 ........... 665,637
1,000,000 Occidental Petroleum Corp.,
4.30%, 08/15/39 ........... 850,342
575,000 Occidental Petroleum Corp.,
6.20%, 03/15/40 ........... 586,423
500,000 Occidental Petroleum Corp.,
4.40%, 04/15/46 ........... 424,897
500,000 OneMain Finance Corp.,
6.13%, 03/15/24 ........... 493,125
500,000 OneMain Finance Corp.,
7.13%, 03/15/26 ........... 484,088
600,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 510,082
1,000,000 Open Text Holdings, Inc.,
4.13%, 02/15/30(b) ......... 924,195
1,450,000 Option Care Health, Inc.,
4.38%, 10/31/29(b) ......... 1,323,125
1,675,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
4.13%, 04/30/28(b) ......... 1,588,805
425,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(b) ......... 402,943
950,000 Outfront Media Capital LLC/Outfront
Media Capital Corp.,
6.25%, 06/15/25(b) ......... 937,496
725,000 Pactiv Evergreen Group Issuer LLC/
Pactiv Evergreen Group Issuer,
Inc.,
4.38%, 10/15/28(b) ......... 641,625

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 600,000 Patrick Industries, Inc.,
4.75%, 05/01/29(b) ......... $ 466,914
1,221,000 Performance Food Group, Inc.,
5.50%, 10/15/27(b) ......... 1,203,186
500,000 PetSmart, Inc./PetSmart Finance
Corp.,
4.75%, 02/15/28(b) ......... 473,875
525,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%, 02/15/29(b) ......... 505,428
700,000 PGT Innovations, Inc.,
4.38%, 10/01/29(b) ......... 635,278
625,000 Pilgrim's Pride Corp.,
4.25%, 04/15/31(b) ......... 560,156
775,000 Pilgrim's Pride Corp.,
3.50%, 03/01/32(b) ......... 654,391
550,000 PRA Group, Inc.,
5.00%, 10/01/29(b) ......... 473,687
775,000 Prestige Brands, Inc.,
3.75%, 04/01/31(b) ......... 666,500
775,000 Prime Healthcare Services, Inc.,
7.25%, 11/01/25(b) ......... 680,062
250,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
4.50%, 09/15/26(b) ......... 230,000
525,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
6.50%, 09/15/28(b) ......... 417,611
1,250,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 1,338,612
253,000 Rayonier AM Products, Inc.,
7.63%, 01/15/26(b) ......... 226,435
250,000 Rent-A-Center, Inc.,
6.38%, 02/15/29(b) ......... 198,296
675,000 Rockies Express Pipeline LLC,
4.95%, 07/15/29(b) ......... 593,058
1,000,000 Rockies Express Pipeline LLC,
4.80%, 05/15/30(b) ......... 840,000
1,500,000 Royal Caribbean Cruises Ltd.,
9.13%, 06/15/23(b) ......... 1,522,665
750,000 Royal Caribbean Cruises Ltd.,
11.50%, 06/01/25(b) ........ 803,393
1,050,000 Royal Caribbean Cruises Ltd.,
5.50%, 08/31/26(b) ......... 829,288
1,025,000 Royal Caribbean Cruises Ltd.,
5.38%, 07/15/27(b) ......... 786,616
275,000 RP Escrow Issuer LLC,
5.25%, 12/15/25(b) ......... 247,271
975,000 Sabre GLBL, Inc.,
7.38%, 09/01/25(b) ......... 962,515
Principal
Amount Value
UNITED STATES (continued)
$ 1,500,000 SBA Communications Corp. REIT,
3.13%, 02/01/29 ........... $ 1,312,500
457,181 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 405,545
675,000 SCIL IV LLC/SCIL USA Holdings
LLC,
5.38%, 11/01/26(b) ......... 564,681
1,350,000 Scotts Miracle-Gro Co. (The),
4.38%, 02/01/32 ........... 1,107,000
650,000 Scripps Escrow, Inc.,
5.88%, 07/15/27(b) ......... 622,694
2,350,000 Select Medical Corp.,
6.25%, 08/15/26(b) ......... 2,353,055
1,475,000 Service Corp. International,
4.00%, 05/15/31 ........... 1,357,066
1,000,000 Service Properties Trust REIT,
4.35%, 10/01/24 ........... 894,745
400,000 Shea Homes LP/Shea Homes Funding
Corp.,
4.75%, 02/15/28(b) ......... 335,298
1,025,000 Sirius XM Radio, Inc.,
3.13%, 09/01/26(b) ......... 966,134
1,300,000 Sirius XM Radio, Inc.,
4.00%, 07/15/28(b) ......... 1,207,700
4,765,000 Sitka Holdings LLC,
(3 mo. LIBOR USD + 4.500%),
6.75%, 07/06/26(b)(e) ....... 4,563,120
1,155,000 Six Flags Entertainment Corp.,
4.88%, 07/31/24(b) ......... 1,139,107
115,000 Southwestern Energy Co.,
5.95%, 01/23/25 ........... 116,396
875,000 Southwestern Energy Co.,
5.38%, 03/15/30 ........... 860,943
650,000 Southwestern Energy Co.,
4.75%, 02/01/32 ........... 606,125
500,000 Spectrum Brands, Inc.,
5.50%, 07/15/30(b) ......... 446,422
1,300,000 Spirit AeroSystems, Inc.,
7.50%, 04/15/25(b) ......... 1,299,012
1,500,000 Sprint Capital Corp.,
6.88%, 11/15/28 ........... 1,683,750
1,275,000 Sprint Corp.,
7.88%, 09/15/23 ........... 1,320,881
1,500,000 SRM Escrow Issuer LLC,
6.00%, 11/01/28(b) ......... 1,395,000
400,000 Starwood Property Trust, Inc. REIT,
5.50%, 11/01/23(b) ......... 397,000
725,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(b) ......... 654,312

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 200,000 Stericycle, Inc.,
5.38%, 07/15/24(b) ......... $ 200,044
650,000 Summit Materials LLC/Summit
Materials Finance Corp.,
5.25%, 01/15/29(b) ......... 611,998
750,000 Sunnova Energy Corp.,
5.88%, 09/01/26(b) ......... 705,000
750,000 Syneos Health, Inc.,
3.63%, 01/15/29(b) ......... 671,265
625,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
7.50%, 10/01/25(b) ......... 626,292
1,225,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(b) ......... 1,099,870
1,000,000 TEGNA, Inc.,
4.63%, 03/15/28 ........... 976,725
1,500,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 1,466,340
1,350,000 Tenet Healthcare Corp.,
5.13%, 11/01/27(b) ......... 1,329,750
500,000 Tenet Healthcare Corp.,
6.13%, 10/01/28(b) ......... 487,500
1,125,000 Tenet Healthcare Corp.,
6.13%, 06/15/30(b) ......... 1,136,385
675,000 Tenneco, Inc.,
7.88%, 01/15/29(b) ......... 666,596
625,000 Tenneco, Inc.,
5.13%, 04/15/29(b) ......... 614,325
375,000 Thor Industries, Inc.,
4.00%, 10/15/29(b) ......... 303,821
300,000 TMS International Corp.,
6.25%, 04/15/29(b) ......... 199,980
1,550,000 TransDigm, Inc.,
8.00%, 12/15/25(b) ......... 1,606,141
650,000 TransDigm, Inc.,
6.25%, 03/15/26(b) ......... 654,875
1,000,000 Travel + Leisure Co.,
4.63%, 03/01/30(b) ......... 819,224
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
4.80%(c)(d) ............... 1,559,718
1,500,000 Uber Technologies, Inc.,
8.00%, 11/01/26(b) ......... 1,527,701
1,700,000 Uber Technologies, Inc.,
7.50%, 09/15/27(b) ......... 1,721,250
275,000 United Airlines, Inc.,
4.63%, 04/15/29(b) ......... 253,344
Principal
Amount Value
UNITED STATES (continued)
$ 575,000 United Rentals North America, Inc.,
3.75%, 01/15/32 ........... $ 505,436
1,500,000 Uniti Group LP/Uniti Fiber Holdings,
Inc./CSL Capital LLC REIT,
7.88%, 02/15/25(b) ......... 1,513,665
950,000 US Foods, Inc.,
6.25%, 04/15/25(b) ......... 967,812
675,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%, 04/01/26 ........... 634,480
825,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%, 09/01/27 ........... 756,525
275,000 Veritas US, Inc./Veritas Bermuda Ltd.,
7.50%, 09/01/25(b) ......... 232,141
250,000 Verscend Escrow Corp.,
9.75%, 08/15/26(b) ......... 251,114
500,000 Viking Cruises Ltd.,
5.88%, 09/15/27(b) ......... 406,905
1,000,000 Vistra Operations Co. LLC,
4.38%, 05/01/29(b) ......... 929,670
800,000 Wabash National Corp.,
4.50%, 10/15/28(b) ......... 656,000
1,225,000 WASH Multifamily Acquisition, Inc.,
5.75%, 04/15/26(b) ......... 1,216,633
1,300,000 WESCO Distribution, Inc.,
7.13%, 06/15/25(b) ......... 1,343,680
750,000 WESCO Distribution, Inc.,
7.25%, 06/15/28(b) ......... 777,178
1,300,000 Western Midstream Operating LP,
3.35%, 02/01/25 ........... 1,275,430
725,000 Western Midstream Operating LP,
5.50%, 08/15/48 ........... 632,074
1,075,000 Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.,
5.50%, 03/01/25(b) ......... 1,059,111
1,250,000 Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp.,
7.75%, 04/15/25(b) ......... 1,262,500
1,350,000 Yum! Brands, Inc.,
3.88%, 11/01/23 ........... 1,346,625
242,607,318
Total Corporate Bonds
(Cost $294,713,431)
271,485,477

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
ASSET-BACKED SECURITIES — 14.5%
CANADA — 0.0%
Other Asset-Backed Securities — 0.0%
$ 1,000,000 Master Credit Card Trust II, Series
2020-1A, Class A,
1.99%, 09/21/24(b) ......... $ 991,453
CAYMAN ISLANDS — 1.3%
Collateralized Loan Obligations — 1.3%
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. LIBOR USD + 5.700%),
8.41%, 04/20/31(b)(e) ....... 849,058
5,000,000 Atrium VIII, Series 8A, Class SUB,
12.51%, 10/23/24(b)(f)(g)(h) . 11,000
2,000,000 Atrium XII, Series 12A, Class ER,
(3 mo. LIBOR USD + 5.250%),
8.01%, 04/22/27(b)(e)(f) ..... 1,777,984
12,131,250 Atrium XIII, Series 13A, Class SUB,
2.56%, 11/21/47(b)(f)(g)(h) .. 5,849,557
35,958 Carlyle Global Market Strategies CLO
Ltd., Series 2015-4A, Class SBB1,
(3 mo. LIBOR USD + 8.500%),
11.21%, 07/20/32(b)(e)(f) .... 34,986
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
10.01%, 04/20/32(b)(f)(g)(h) . 8,196,949
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
10.10%, 01/20/31(b)(f)(g)(h) . 4,601,190
500,000 CIFC Funding Ltd., Series 2019-5A,
Class A2RS,
(3 mo. LIBOR USD + 1.750%),
4.26%, 01/15/35(b)(e) ....... 467,304
4,500,000 Generate CLO-3 Ltd., Series 3A,
Class ER,
(3 mo. LIBOR USD + 6.400%),
9.11%, 10/20/29(b)(e) ....... 4,080,824
500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
4.43%, 04/20/35(b)(e) ....... 470,982
500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
2.27%, 04/20/35(b)(e) ....... 465,769
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
10.47%, 07/25/31(b)(g)(h) ... 2,113,269
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
11.97%, 10/23/30(b)(f)(g)(h) . 1,686,425
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. LIBOR USD + 8.100%),
10.81%, 04/20/31(b)(e)(f) .... $ 5,749,751
36,355,048
UNITED STATES — 13.2%
Other Asset-Backed Securities — 13.2%
4,072,109 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
5.11%, 09/25/60(b) ......... 3,993,970
218,484 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. LIBOR USD + 1.050%),
3.31%, 01/25/34(e) ......... 209,809
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. LIBOR USD + 1.980%),
4.24%, 05/25/35(e) ......... 4,580,932
6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%, 11/17/37(b) ......... 5,499,229
8,071,866 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. LIBOR USD + 0.480%),
2.74%, 05/25/35(e) ......... 7,088,552
4,670,158 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. LIBOR USD + 0.690%),
2.95%, 01/25/36(e) ......... 3,827,636
6,021,953 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. LIBOR USD + 0.630%),
2.89%, 01/25/36(e) ......... 5,149,102
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(g) ......... 1,989,380
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.35%, 12/10/25(g) ......... 1,428,288

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,650,341 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. LIBOR USD + 1.000%),
3.35%, 05/28/39(b)(e) ....... $ 6,271,013
1,468,434 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. LIBOR USD + 1.300%),
3.65%, 05/28/39(b)(e) ....... 1,090,365
1,129,501 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. LIBOR USD + 1.000%),
3.35%, 12/28/40(b)(e) ....... 1,112,922
2,372,206 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. LIBOR USD + 0.930%),
3.28%, 12/28/40(b)(e) ....... 2,419,944
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. LIBOR USD + 1.800%),
4.06%, 05/25/35(e) ......... 878,782
1,809,327 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. LIBOR USD + 1.020%),
3.28%, 12/25/35(e) ......... 2,589,480
3,255,246 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. LIBOR USD + 0.140%),
2.40%, 12/25/36(e) ......... 4,277,986
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. LIBOR USD + 2.250%),
4.51%, 04/25/36(e) ......... 4,495,182
500,000 BMW Vehicle Lease Trust, Series
2021-1, Class A4,
0.37%, 07/25/24 ........... 486,885
500,000 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... 476,217
500,000 CarMax Auto Owner Trust, Series
2020-4, Class B,
0.85%, 06/15/26 ........... 467,153
1,000,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 933,762
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. LIBOR USD + 0.420%),
2.68%, 12/26/36(e) ......... $ 3,960,272
6,951,154 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. LIBOR USD + 0.500%),
2.76%, 02/25/37(e) ......... 5,489,495
5,980,709 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(g) ...... 5,693,124
3,112,935 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. LIBOR USD + 0.200%),
2.46%, 05/25/37(e) ......... 2,278,313
83,647 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. LIBOR USD + 0.270%),
2.53%, 05/25/37(e) ......... 61,628
3,843,064 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. LIBOR USD + 0.170%),
2.43%, 07/25/45(e) ......... 2,884,617
500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 459,734
1,515,737 Conseco Finance Corp., Series 1997-7,
Class M1,
7.03%, 07/15/28(g) ......... 1,435,383
1,591,376 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(g) ......... 1,510,721
2,209,192 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(g) ......... 1,020,333
2,492,319 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(g) ......... 1,108,100
11,183,346 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(g) ......... 2,795,950
3,691,713 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. LIBOR USD + 0.500%),
2.76%, 05/25/37(b)(e) ....... 2,867,828
1,683,487 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(g) ......... 1,584,851

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 114,986 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 3AV2,
(1 mo. LIBOR USD + 0.160%),
2.42%, 09/25/46(e) ......... $ 114,386
4,128,860 Countrywide Asset-Backed Certificates
Trust, Series 2006-12, Class 1A,
(1 mo. LIBOR USD + 0.260%),
2.52%, 12/25/36(e) ......... 3,733,698
2,656,878 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
4.02%, 01/25/37(g) ......... 2,525,798
9,194,065 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. LIBOR USD + 0.300%),
2.56%, 03/25/37(e) ......... 8,260,872
6,022,682 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. LIBOR USD + 0.230%),
2.49%, 05/25/47(e) ......... 4,949,012
5,835,748 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. LIBOR USD + 0.250%),
2.51%, 06/25/37(e) ......... 5,429,585
981,085 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. LIBOR USD + 0.180%),
2.18%, 05/15/36(e) ......... 932,724
561,119 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. LIBOR USD + 0.300%),
2.30%, 12/15/33(b)(e) ....... 556,365
550,568 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. LIBOR USD + 0.240%),
2.24%, 02/15/30(b)(e) ....... 526,953
263,445 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1A,
(1 mo. LIBOR USD + 0.190%),
2.19%, 05/15/35(b)(e) ....... 258,034
276,836 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. LIBOR USD + 0.190%),
2.19%, 05/15/35(b)(e) ....... 277,999
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%, 02/15/30(b) ......... $ 479,112
5,008,225 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.45%, 02/01/47(b)(h) ...... 3,914,073
2,170,341 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. LIBOR USD + 0.340%),
1.96%, 07/25/37(b)(e) ....... 1,520,355
500,000 Daimler Trucks Retail Trust, Series
2020-1, Class A4,
1.37%, 06/15/27 ........... 493,877
494,804 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(b) ......... 475,741
4,889,187 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. LIBOR USD + 0.540%),
2.80%, 03/25/36(e) ......... 4,238,988
1,589,615 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. LIBOR USD + 1.800%),
3.51%, 10/25/33(e) ......... 1,518,300
9,142,481 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. LIBOR USD + 0.375%),
2.63%, 07/25/36(e) ......... 8,657,620
4,317,231 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. LIBOR USD + 0.600%),
2.86%, 01/25/36(e) ......... 3,664,770
3,665,259 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. LIBOR USD + 0.150%),
2.41%, 03/25/37(e) ......... 1,900,582
2,710,000 FirstKey Homes Trust, Series 2020-
SFR2, Class F1,
3.02%, 10/19/37(b) ......... 2,468,664
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/17/39(b) ......... 3,775,524
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/17/39(b) ......... 3,692,302
2,553,000 FirstKey Homes Trust, Series 2022-
SFR2, Class E1,
4.50%, 07/17/39(b) ......... 2,348,961

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 Ford Credit Auto Owner Trust, Series
2022-B, Class A2A,
3.44%, 02/15/25 ........... $ 499,421
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. LIBOR USD + 0.615%),
2.87%, 11/25/35(e) ......... 1,335,440
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(b) ......... 1,287,544
1,050,000 GM Financial Consumer Automobile
Receivables Trust, Series 2021-1,
Class B,
0.75%, 05/17/27 ........... 984,640
484,907 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. LIBOR USD + 0.500%),
2.76%, 02/25/36(e) ......... 473,416
44,205 GMACM Home Equity Loan Trust,
Series 2006-HE1, Class A,
(1 mo. LIBOR USD + 0.315%),
2.57%, 11/25/36(e) ......... 62,542
500,000 GreatAmerica Leasing Receivables
Funding LLC, Series 2021-1,
Class B,
0.72%, 12/15/26(b) ......... 458,954
5,483,176 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%, 06/20/31(g) ......... 3,087,412
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. LIBOR USD + 0.700%),
2.96%, 12/25/35(e) ......... 1,149,808
8,708,041 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
2.62%, 03/25/36(e) ......... 3,287,611
369,191 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(g) ......... 167,592
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. LIBOR USD + 3.375%),
5.63%, 02/25/47(e) ......... 3,586,758
3,491,197 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. LIBOR USD + 0.300%),
2.56%, 05/25/37(e)(f) ....... 2,720,252
2,935,427 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(b) ......... 2,584,712
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,801,977 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(b) ......... $ 3,371,349
375,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%, 09/20/28(b) ......... 359,434
4,619,968 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.58%, 12/25/36 ........... 1,727,540
577,653 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(b) ......... 542,988
500,000 John Deere Owner Trust, Series 2021-
A, Class A3,
0.36%, 09/15/25 ........... 482,220
112,086 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 37,661
225,838 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. LIBOR USD + 0.180%),
2.44%, 07/25/36(e) ......... 110,074
2,145,425 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(g) ......... 2,176,469
236,468 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. LIBOR USD + 0.090%),
2.35%, 06/25/37(b)(e) ....... 166,312
1,741,351 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. LIBOR USD + 2.300%),
4.56%, 12/25/37(e) ......... 1,782,731
4,990,843 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. LIBOR USD + 0.360%),
2.62%, 03/25/46(e) ......... 4,177,841
5,090,148 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. LIBOR USD + 0.160%),
2.42%, 10/25/36(e) ......... 1,796,504
1,151,851 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. LIBOR USD + 3.250%),
5.51%, 03/25/32(e) ......... 1,151,406

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,823,240 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. LIBOR USD + 0.320%),
2.58%, 03/25/36(e) ......... $ 234,545
2,154,611 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,731,452
7,251,969 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. LIBOR USD + 0.500%),
2.76%, 10/25/37(e)(f) ....... 1,316,757
1,003,171 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. LIBOR USD + 0.480%),
2.74%, 06/25/36(e) ......... 567,400
6,164,680 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. LIBOR USD + 0.130%),
2.39%, 11/25/36(e) ......... 2,884,972
2,783,461 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. LIBOR USD + 1.900%),
4.16%, 02/25/47(b)(e) ....... 2,677,351
3,566,965 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. LIBOR USD + 0.540%),
2.80%, 02/25/36(e) ......... 3,551,381
4,197,923 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 1,128,010
416,339 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. LIBOR USD + 0.300%),
2.56%, 03/25/36(e) ......... 408,535
8,000,000 Nationstar Home Equity Loan Trust,
Series 2007-A, Class M3,
(1 mo. LIBOR USD + 0.300%),
2.56%, 03/25/37(e) ......... 6,754,438
538,908 Navient Private Education Refi Loan
Trust, Series 2020-GA, Class A,
1.17%, 09/16/69(b) ......... 504,158
433,390 Navient Private Education Refi Loan
Trust, Series 2020-HA, Class A,
1.31%, 01/15/69(b) ......... 404,157
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,698,535 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. LIBOR USD + 0.675%),
2.93%, 12/25/35(e) ......... $ 4,334,801
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(b) ......... 5,929,736
637,794 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. LIBOR USD + 0.400%),
2.66%, 10/25/36(b)(e) ....... 741,793
1,345,334 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 1,182,417
9,804,059 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(g) ......... 2,893,470
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(f)(g) ....... 1,096,150
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(f)(g) ....... 849,133
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(f)(g) ....... 1,087,020
586,612 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(g) ......... 325,556
238,043 Oakwood Mortgage Investors, Inc.,
Series 2002-B, Class A4,
7.09%, 06/15/32(g) ......... 238,028
4,000,000 OneMain Financial Issuance Trust,
Series 2015-3A, Class D,
6.94%, 11/20/28(b) ......... 3,997,404
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.62%, 07/25/35 ........... 2,321,216
3,206,295 PRET LLC, Series 2021-NPL6,
Class A1, STEP,
2.49%, 07/25/51(b) ......... 3,003,600
2,000,000 PRET LLC, Series 2021-NPL6,
Class A2, STEP,
5.07%, 07/25/51(b) ......... 1,861,502
6,536,128 PRET LLC, Series 2021-RN4,
Class A1,
2.49%, 10/25/51(b)(g) ...... 6,449,385

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3.87%, 09/17/36(b) ......... $ 978,498
3,000,000 Progress Residential Trust, Series 2019-
SFR4, Class F,
3.68%, 10/17/36(b) ......... 2,925,477
750,000 Progress Residential Trust, Series 2020-
SFR1, Class G,
4.03%, 04/17/37(b) ......... 712,165
3,000,000 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(b) ......... 2,577,466
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(b) ......... 2,127,269
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(b) ......... 3,035,458
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(b) ......... 2,017,026
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(b) ......... 3,568,334
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(b) ......... 3,537,932
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(b) ......... 1,475,517
4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(b) ......... 4,676,837
5,000,000 Progress Residential Trust, Series 2022-
SFR5, Class E1,
6.62%, 06/17/39(b) ......... 5,068,680
6,000,000 Progress Residential Trust, Series 2022-
SFR6, Class D,
6.04%, 07/20/39(b) ......... 5,999,801
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. LIBOR USD + 0.870%),
3.13%, 11/25/35(e) ......... 3,098,198
2,000,000 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. LIBOR USD + 0.290%),
2.69%, 06/25/36(e) ......... 1,873,094
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 19,642 SACO I Trust, Series 2006-7,
Class A1,
(1 mo. LIBOR USD + 0.260%),
2.52%, 07/25/36(e) ......... $ 165,291
263,183 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%, 03/17/25 ........... 262,802
4,185,118 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. LIBOR USD + 0.320%),
2.58%, 09/25/36(e) ......... 3,663,780
8,490,066 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. LIBOR USD + 0.290%),
2.55%, 01/25/47(e) ......... 8,283,519
2,596,594 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. LIBOR USD + 0.270%),
2.53%, 02/25/37(e) ......... 1,745,166
11,650,028 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. LIBOR USD + 0.250%),
2.51%, 07/25/36(e) ......... 9,320,460
4,226,238 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. LIBOR USD + 0.675%),
2.93%, 11/25/35(e) ......... 3,687,166
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. LIBOR USD + 0.750%),
3.01%, 07/25/35(e) ......... 3,622,829
2,333,131 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. LIBOR USD + 0.660%),
2.92%, 02/25/37(e) ......... 5,229,537
1,700,000 Tricon American Homes Trust, Series
2017-SFR2, Class F,
5.10%, 01/17/36(b) ......... 1,676,154
1,520,000 Tricon American Homes Trust, Series
2020-SFR1, Class F,
4.88%, 07/17/38(b) ......... 1,490,710
962,605 Tricon American Homes Trust, Series
2020-SFR2, Class A,
1.48%, 11/17/39(b) ......... 860,862
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(b) ......... 1,347,090

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(b) ......... $ 862,433
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(b) ......... 1,557,511
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(b) ......... 4,108,219
5,918,215 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
2.73%, 12/26/51(b) ......... 5,568,260
515,990 Volvo Financial Equipment LLC,
Series 2020-1A, Class A3,
0.51%, 10/15/24(b) ......... 505,798
8,606,866 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. LIBOR USD + 0.400%),
2.66%, 06/25/37(b)(e) ....... 3,091,425
357,894,995
Total Asset-Backed Securities
(Cost $438,780,003)
395,241,496
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 21.9%
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6%
3,800,000 1Texas Capital Bank CLN,
0.03%, 02/01/26(h) ......... 3,613,669
304,252 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
2.96%, 07/25/35(g) ......... 303,958
1,524,868 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
4.58%, 03/25/37(g) ......... 1,173,039
30,879 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.40%, 12/25/57(a)(b)(g)(h) .. 28,792
21,846 Ajax Mortgage Loan Trust, Series
2018-A, Class B,
2.78%, 04/25/58(b)(h) ...... 21,923
62,232 Ajax Mortgage Loan Trust, Series
2018-B, Class B,
5.95%, 02/26/57(b)(h) ...... 46,358
14,423 Ajax Mortgage Loan Trust, Series
2018-D, Class B,
2.74%, 08/25/58(b)(g)(h) .... 9,829
10,634 Ajax Mortgage Loan Trust, Series
2018-E, Class C,
1.01%, 06/25/58(b)(g)(h) .... 10,313
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 160,949 Ajax Mortgage Loan Trust, Series
2018-F, Class C,
1.91%, 11/25/58(b)(h) ...... $ 105,718
4,545,499 Ajax Mortgage Loan Trust, Series
2019-E, Class A, STEP,
3.00%, 09/25/59(b) ......... 4,481,369
3,512,199 Ajax Mortgage Loan Trust, Series
2019-E, Class B, STEP,
4.88%, 09/25/59(b) ......... 3,462,050
7,404,520 Ajax Mortgage Loan Trust, Series
2019-E, Class C,
2.60%, 09/25/59(b)(h) ...... 7,519,080
10,166,889 Ajax Mortgage Loan Trust, Series
2019-G, Class A, STEP,
3.00%, 09/25/59(b) ......... 9,919,366
2,927,374 Ajax Mortgage Loan Trust, Series
2019-G, Class B, STEP,
4.25%, 09/25/59(b) ......... 2,819,630
7,431,604 Ajax Mortgage Loan Trust, Series
2019-G, Class C,
1.04%, 09/25/59(b)(h) ...... 6,699,935
19,976,104 Ajax Mortgage Loan Trust, Series
2020-A, Class A, STEP,
2.38%, 12/25/59(b) ......... 19,353,459
4,328,402 Ajax Mortgage Loan Trust, Series
2020-A, Class B, STEP,
3.50%, 12/25/59(b) ......... 4,105,040
10,246,994 Ajax Mortgage Loan Trust, Series
2020-A, Class C,
1.89%, 12/25/59(a)(b)(h) .... 6,424,866
1,230,360 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%, 01/25/61(b) ......... 1,207,392
3,109,731 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.42%, 01/25/61(b)(h) ...... 2,819,903
11,845,581 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%, 03/25/60(b) ......... 11,025,269
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(b)(g) ...... 1,882,437
3,026,594 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.66%, 03/25/60(a)(b)(g)(h) .. 2,100,456
4,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.77%, 12/25/60(b)(g) ...... 3,384,521
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(g) ...... 3,331,014

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,080,800 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%, 06/25/61(b) ......... $ 1,009,708
2,017,297 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.56%, 06/25/61(b)(h) ...... 1,424,675
10,760,898 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(b) ......... 10,431,472
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(g) ...... 481,423
283,800 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(g) ...... 253,038
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(a)(b) ....... 1,372,773
1,059,515 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(a)(b) ....... 1,128,383
310,300 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(b) ......... 252,139
1,392,000 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(a)(b) ....... 1,080,192
88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(a)(b) ....... 64,751
13,796,826 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(b) ......... 13,072,411
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(a)(b)(g) .... 365,319
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(a)(b)(g) .... 310,874
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(a)(b) ....... 1,233,538
1,001,207 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(a)(b) ....... 966,565
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(a)(b) ....... 222,739
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(a)(b) ....... 1,025,433
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,325,056 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.60%, 09/25/46(e) ......... $ 1,220,820
995,361 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 897,008
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(g) ...... 3,220,586
1,000,000 Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class B1,
5.02%, 03/25/49(b)(g) ...... 982,481
13,654,944 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
3.32%, 07/31/57(b)(g) ...... 4,946,365
2,899,509 ARI Investments LLC,
5.14%, 01/30/25(a)(f) ....... 2,798,026
1,282,427 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. LIBOR USD + 0.400%),
2.66%, 01/25/37(e) ......... 986,616
116,231 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
3.68%, 09/20/35(g) ......... 107,732
344,996 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
3.16%, 02/20/36(g) ......... 320,392
285,733 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
3.44%, 06/20/36(g) ......... 265,702
1,220,844 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 1,141,660
3,282,363 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
2.00%, 03/27/36(b)(g) ...... 2,920,992
349,970 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
2.73%, 10/25/35(g) ......... 335,813
11,350,215 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
2.00%, 11/25/51(b) ......... 10,805,180
1,177,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 11/25/51(b) ......... 1,126,083

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,664,366 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
1.12%, 11/25/51(b)(h) ...... $ 1,904,020
1,960,919 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
5.31%, 12/26/37(b)(g) ...... 1,654,715
649,377 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
3.61%, 02/25/36(g) ......... 610,712
44,056 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
4.15%, 08/25/35(g) ......... 40,196
248,196 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3.25%, 05/25/47(g) ......... 230,530
977,880 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. LIBOR USD + 0.440%),
2.70%, 04/25/36(e) ......... 1,480,975
2,654,511 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. LIBOR USD + 0.320%),
2.58%, 11/25/36(e) ......... 2,210,603
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. LIBOR USD + 0.350%),
2.61%, 03/25/36(e) ......... 313,782
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. LIBOR USD + 0.350%),
2.61%, 03/25/36(e) ......... 313,782
839,226 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. LIBOR USD + 0.280%),
2.54%, 08/25/36(e) ......... 817,053
249,445 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. LIBOR USD + 0.300%),
2.56%, 11/25/36(e) ......... 247,111
2,501,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(g) ...... 2,270,435
3,100,000 CFMT LLC, Series 2021-HB7,
Class M3,
3.85%, 10/27/31(b)(g) ...... 2,920,943
1,133,694 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(b)(g) ...... 1,040,032
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,663,008 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... $ 1,866,122
11,138,107 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... 5,254,324
1,513,482 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(b)(g) ...... 1,424,459
2,108,160 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,743,231
2,202,536 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,806,591
78,769 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
3.42%, 06/25/36(g) ......... 73,275
2,911,141 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(b) ......... 2,216,531
171,909 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
2.89%, 05/25/35(g) ......... 166,441
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.13%, 12/27/66(b)(g) ...... 1,886,746
2,077,000 COLT Mortgage Loan Trust, Series
2022-7, Class A3,
6.25%, 04/25/67(b)(g) ...... 2,063,656
343,042 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 280,772
643,942 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. LIBOR USD + 0.600%),
2.86%, 08/25/35(e) ......... 582,849
3,057,984 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. LIBOR USD + 0.500%),
2.76%, 11/25/35(e) ......... 1,570,504
5,687,222 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. LIBOR USD + 5.500%),
3.24%, 11/25/35(e)(f) ....... 769,220
163,600 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
3.32%, 12/25/35(g) ......... 153,457

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 55,217 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
1.64%, 12/25/35(e) ......... $ 49,926
926,180 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. LIBOR USD + 0.450%),
2.71%, 05/25/35(e) ......... 829,877
585,994 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 421,650
2,579,370 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. LIBOR USD + 0.350%),
2.61%, 05/25/36(e) ......... 1,098,987
1,606,462 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 920,277
3,120,386 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,707,275
1,015,581 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. LIBOR USD + 0.350%),
2.61%, 08/25/36(e) ......... 517,771
1,015,581 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. LIBOR USD + 7.150%),
4.89%, 08/25/36(e) ......... 235,585
1,046,922 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 666,372
1,079,511 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. LIBOR USD + 0.400%),
2.66%, 03/25/36(e) ......... 394,428
1,918,907 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. LIBOR USD + 7.100%),
4.84%, 03/25/36(e) ......... 363,102
3,032,258 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,511,579
1,158,922 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 754,635
839,075 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 534,614
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,031,000 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... $ 640,703
2,357,463 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,465,018
4,493,871 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. LIBOR USD + 0.340%),
2.60%, 02/25/37(e) ......... 1,970,372
2,246,935 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. LIBOR USD + 6.600%),
4.34%, 02/25/37(e) ......... 548,982
120,998 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 106,469
343,281 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. LIBOR USD + 0.400%),
2.66%, 05/25/36(e) ......... 271,839
2,462,664 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 1,394,821
1,994,080 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. LIBOR USD + 1.500%),
3.21%, 11/20/46(e) ......... 1,454,478
3,795,602 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
2.37%, 11/25/46(e) ......... 3,051,349
1,476,946 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
2.64%, 11/25/46(e) ......... 1,311,383
2,868,921 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. LIBOR USD + 0.190%),
2.32%, 03/20/47(e) ......... 2,304,337
627,786 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. LIBOR USD + 0.420%),
2.68%, 05/25/36(e) ......... 539,381
2,287,397 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
2.62%, 04/25/46(e) ......... 2,120,052

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,843,498 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... $ 997,293
1,856,852 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 1,035,973
893,498 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 528,828
4,147,275 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,967,785
3,494,175 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,905,121
834,042 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 456,484
175,803 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.01%, 11/25/36 ........... 271,419
6,357,226 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
1.48%, 03/25/47(e) ......... 5,458,294
175,437 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. LIBOR USD + 0.360%),
2.62%, 04/25/47(e) ......... 40,905
1,329,375 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. LIBOR USD + 0.480%),
2.74%, 08/25/47(e) ......... 1,098,010
993,648 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 657,760
1,379,877 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 824,554
947,713 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
2.45%, 01/25/36(g) ......... 839,069
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,747,929 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 2A4,
(1 mo. LIBOR USD + 1.400%),
3.66%, 08/25/35(e) ......... $ 1,412,028
4,581,909 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. LIBOR USD + 1.400%),
3.66%, 08/25/35(e) ......... 3,243,409
196,029 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 178,869
9,751,665 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.60%, 04/25/46(e) ......... 3,298,048
2,089,748 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. LIBOR USD + 0.400%),
2.46%, 04/25/46(e) ......... 1,831,868
1,388,653 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 811,984
1,393,586 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
3.23%, 03/25/37(g) ......... 1,228,008
1,490,066 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 1,282,596
2,524,613 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(g) ......... 730,986
7,024,569 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(b) ......... 3,099,151
3,123,554 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
2.80%, 04/27/37(b)(g) ...... 2,724,291

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,642,197 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. LIBOR USD + 0.150%),
1.16%, 10/27/36(b)(e) ....... $ 4,181,085
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(g) ...... 2,300,063
2,244,775 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class A2,
3.50%, 09/27/66(b)(g) ...... 2,070,495
3,880,407 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class B2,
0.43%, 09/27/66(b)(h) ...... 3,360,848
3,353,071 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.18%, 07/26/60(a)(b)(g)(h) .. 1,165,192
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(g) ...... 2,669,609
4,606,259 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
RPL9, Class A1,
2.44%, 02/25/61(b)(g) ...... 4,302,148
6,104,039 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. LIBOR USD + 1.350%),
3.61%, 11/25/35(e) ......... 1,209,929
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(b)(g) ...... 1,498,376
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.30%, 01/25/67(b)(g) ...... 2,694,973
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(g) ...... 1,923,779
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(g) ...... 3,046,733
425,711 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.08%, 11/19/35(g) ......... 389,268
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,481,244 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. LIBOR USD + 0.400%),
2.66%, 06/25/34(b)(e) ....... $ 2,991,741
3,199,895 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. LIBOR USD + 0.350%),
2.61%, 01/25/35(b)(e) ....... 2,889,353
4,219,939 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. LIBOR USD + 0.350%),
2.61%, 09/25/35(b)(e) ....... 3,659,319
1,197,981 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. LIBOR USD + 0.350%),
2.61%, 01/25/36(b)(e) ....... 1,002,820
231,316 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
2.51%, 01/25/35(g) ......... 223,080
2,559,987 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 1,127,853
39,918 GSR Mortgage Loan Trust, Series
2006-9F, Class 9A1,
6.00%, 08/25/21 ........... 38,710
104,831 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
2.73%, 01/25/36(g) ......... 102,797
508,641 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 379,743
9,181,848 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.27%, 06/25/47(g) ......... 6,146,046
1,637,546 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. LIBOR USD + 0.250%),
2.37%, 07/19/47(e) ......... 1,482,247
260,498 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
2.60%, 04/25/37(g) ......... 232,327
3,690,000 Homeward Opportunities Fund I
Trust, Series 2020-2, Class B1,
5.45%, 05/25/65(b)(g) ...... 3,564,823
17,309,104 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
1.10%, 07/25/47(f)(g) ....... 9,444
1,574,416 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. LIBOR USD + 0.270%),
2.53%, 06/25/37(e) ......... 1,774,918

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,881,261 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. LIBOR USD + 0.240%),
2.50%, 08/25/37(e) ......... $ 2,569,046
886,184 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
1.74%, 10/25/37(g) ......... 622,941
6,241,951 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 2,314,759
40,009 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
3.04%, 10/26/48(b)(g) ...... 39,046
102,873,813 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(g) ...... 2,576,176
6,051,350 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(g) ...... 169,047
108,925,163 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(g) ...... 920,178
1,316,248 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(g) ...... 943,201
460,715 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(g) ...... 309,193
1,578,793 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
2.91%, 12/25/51(b)(g) ...... 641,723
34,549,381 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(g) ...... 881,749
21,532,492 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(g) ...... 460,658
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(g) ...... 479,582
3,762,101 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(g) ...... 96,014
67,716,849 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(g) ...... 819,631
3,880,677 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(g) ...... 3,303,045
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 910,739 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(g) ...... $ 742,162
1,267,042 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(g) ...... 963,292
673,203 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(g) ...... 482,445
277,125 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(g) ...... 182,053
910,920 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.22%, 02/25/52(b)(g) ...... 349,143
1,569,315 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
9.06%, 02/25/59(a)(b)(h) .... 235,397
1,906,281 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(g) ...... 1,907,165
11,430,000 Loan Revolving Advance Investment
Trust, Series 2021-2, Class A1X,
(1 mo. LIBOR USD + 2.750%),
4.72%, 06/30/23(b)(e) ....... 11,343,634
4,559,001 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 1,387,188
2,515,073 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(b) ......... 2,073,563
1,055,808 MASTR Resecuritization Trust, Series
2008-3, Class A1,
2.17%, 08/25/37(b)(g) ...... 629,302
6,746,720 MCM Trust, Series 2021-VFN1,
3.00%, 08/25/28(a)(f) ....... 6,603,352
2,798,206 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 08/25/28(a)(f) ....... 1,864,445
1,500,000 Mello Warehouse Securitization Trust,
Series 2020-2, Class F,
(1 mo. LIBOR USD + 3.250%),
5.51%, 11/25/53(b)(e) ....... 1,477,498
4,875,000 Mello Warehouse Securitization Trust,
Series 2021-1, Class F,
(1 mo. LIBOR USD + 2.750%),
4.37%, 02/25/55(b)(e) ....... 4,719,320

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,900,801 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. LIBOR USD + 0.420%),
2.68%, 04/25/37(e) ......... $ 1,629,228
740,096 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
2.79%, 05/25/36(g) ......... 579,375
395,069 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 210,198
3,164,554 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
2.74%, 05/26/37(b) ......... 3,118,946
2,584,061 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. LIBOR USD + 0.160%),
1.94%, 12/26/46(b)(e) ....... 2,431,464
786,566 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. LIBOR USD + 1.800%),
4.06%, 11/25/34(e) ......... 731,473
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(g) ...... 1,207,150
3,302,047 NYMT Loan Trust, Series 2020-SP2,
Class A1,
2.94%, 10/25/60(b)(g) ...... 3,200,438
2,880,134 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(b) ......... 2,548,812
1,378,560 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(b) ......... 1,190,460
3,637,310 PRPM LLC, Series 2020-4, Class A1,
STEP,
2.95%, 10/25/25(b) ......... 3,520,859
6,771,479 RCO VI Mortgage LLC, Series 2022-
1, Class A1, STEP,
3.00%, 01/25/27(b) ......... 6,447,626
492,463 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. LIBOR USD + 0.420%),
2.68%, 07/25/36(b)(e) ....... 472,790
5,304,945 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
3.61%, 09/25/35(g) ......... 2,516,392
1,454,825 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
4.60%, 12/25/35(g) ......... 1,379,228
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 606,877 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
2.64%, 05/25/46(e) ......... $ 561,082
500,064 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 445,622
3,146,328 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. LIBOR USD + 0.550%),
2.81%, 01/25/37(e) ......... 2,392,954
639,667 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. LIBOR USD + 0.250%),
2.51%, 07/25/36(e) ......... 82,789
2,122,494 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
3.47%, 09/25/35(g) ......... 1,484,530
6,464,772 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
4.76%, 08/25/36(g) ......... 4,674,800
88,056 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
4.64%, 09/25/36(g) ......... 60,375
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(g) ...... 1,895,964
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(g) ...... 3,613,870
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(g) ...... 2,657,506
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(g) ...... 3,229,526
4,194,249 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(a)(b)(g) .... 3,417,055
10,712,432 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
13.15%, 07/25/56(b)(h) ..... 2,470,647
17,879,081 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
2.13%, 07/25/56(b)(g) ...... 1,788,353
4,740,757 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
3.12%, 11/25/57(g) ......... 1,874,998

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,635,152 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
0.29%, 08/25/57(b)(g) ...... $ 979,083
4,500,055 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%, 04/26/60(b)(g) ...... 4,501,834
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(g) ...... 91,882
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(g) ...... 155,593
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(g) ...... 230,254
4,471,000 SG Residential Mortgage Trust, Series
2022-2, Class A2,
5.35%, 09/25/67(b)(g) ...... 4,389,051
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(g) ...... 2,231,622
1,075,493 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
3.09%, 05/25/35(g) ......... 867,640
1,838,627 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3.11%, 04/25/36(g) ......... 1,228,642
2,960,370 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. LIBOR USD + 0.440%),
2.70%, 05/25/46(e) ......... 941,267
1,200,716 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. LIBOR USD + 0.180%),
2.44%, 09/25/47(e) ......... 1,136,181
2,592,562 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. LIBOR USD + 0.350%),
2.61%, 06/25/35(b)(e) ....... 2,409,679
13,286,637 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(b) ......... 8,336,939
462,407 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
2.28%, 04/25/37(g) ......... 289,598
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 156,435 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
2.41%, 04/25/37(g) ......... $ 91,827
132,295 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. LIBOR USD + 1.250%),
5.17%, 06/25/47(e) ......... 125,696
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
4.07%, 02/25/57(b)(g) ...... 3,267,116
5,290,989 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(a)(f) ....... 5,118,502
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.00%, 02/01/51(a)(f)(h) ..... 1,665,736
3,343,000 Verus Securitization Trust, Series 2019-
INV3, Class M1,
3.28%, 11/25/59(b)(g) ...... 3,153,052
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(g) ...... 2,586,421
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(g) ...... 4,193,696
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(g) ...... 3,130,999
26,558,506 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
4.19%, 02/25/38(b)(g) ...... 7,577,832
792,089 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
HY7, Class 2A2,
3.39%, 07/25/37(g) ......... 752,250
6,160,344 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
1.44%, 05/25/47(e) ......... 5,599,342
1,220,192 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 725,771
735,354 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 705,960

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,055,141 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... $ 3,507,005
3,892,860 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 1,120,258
1,171,212 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.60%, 08/25/46(e) ......... 749,029
573,026 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. LIBOR USD + 0.320%),
2.58%, 03/25/37(e) ......... 498,448
4,787,373 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. LIBOR USD + 6.680%),
4.42%, 03/25/37(e)(f) ....... 515,508
1,014,483 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. LIBOR USD + 0.540%),
2.80%, 03/25/37(e) ......... 890,998
912,144 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. LIBOR USD + 0.490%),
2.75%, 03/25/37(e) ......... 799,470
1,258,172 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
2.85%, 03/25/38(g) ......... 1,186,369
13,610,000 Western Alliance CLN,
5.63%, 12/28/24 ........... 13,594,737
4,182,709 Western Mortgage Reference Notes,
Series 2021-CL2, Class M1,
(SOFR 30A + 3.150%),
4.66%, 07/25/59(b)(e) ....... 4,114,369
4,207,387 Western Mortgage Reference Notes,
Series 2021-CL2, Class M2,
(SOFR 30A + 3.700%),
5.21%, 07/25/59(b)(e) ....... 4,149,651
531,628,821
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
$ 921,003 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. LIBOR USD + 0.705%),
2.96%, 01/25/36(b)(e) ....... $ 831,697
785,698 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. LIBOR USD + 0.750%),
3.01%, 01/25/36(b)(e) ....... 708,406
1,124,187 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. LIBOR USD + 1.305%),
3.56%, 07/25/36(b)(e) ....... 1,025,595
6,132,929 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. LIBOR USD + 0.450%),
2.71%, 09/25/37(b)(e) ....... 5,565,321
6,731,190 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. LIBOR USD + 1.500%),
3.76%, 10/25/37(b)(e) ....... 4,578,542
9,503,798 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. LIBOR USD + 1.500%),
3.76%, 12/25/37(b)(e) ....... 8,756,700
4,250,000 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. LIBOR USD + 2.650%),
4.65%, 10/15/36(b)(e) ....... 4,039,215
1,266,643 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(b) ......... 974,353
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. LIBOR USD + 0.600%),
2.86%, 06/25/37(b)(e) ....... 2,559,468
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. LIBOR USD + 2.000%),
4.26%, 10/25/37(b)(e) ....... 3,234,303
1,362,461 Velocity Commercial Capital Loan
Trust, Series 2016-1, Class M5,
8.59%, 04/25/46(b)(g) ...... 1,355,534
1,963,837 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(g) ...... 1,788,186
750,052 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(g) ...... 693,314

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,355,209 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(g) ...... $ 1,291,480
1,633,846 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(g) ...... 1,512,385
1,928,686 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(g) ...... 1,745,330
1,302,971 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(g) ...... 1,190,496
400,356 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(g) ...... 364,075
2,000,504 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(g) ...... 1,677,010
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(g) ...... 1,000,961
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(g) ...... 1,009,459
3,292,036 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(b)(h) ...... 2,762,073
4,901,786 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(g) ...... 4,110,718
1,969,995 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(g) ...... 1,650,310
4,198,121 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
6.63%, 12/26/51(b)(g) ...... 3,407,291
4,820,800 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(g) ...... 4,239,555
62,071,777
Total Non-Agency Mortgage-Backed Securities
(Cost $639,022,174)
593,700,598
Principal
Amount Value
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 1.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
$ 5,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA5, Class B1,
(SOFR 30A + 4.800%),
6.31%, 10/25/50(b)(e) ....... $ 5,119,866
3,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B1,
(SOFR 30A + 3.000%),
4.51%, 12/25/50(b)(e) ....... 2,760,300
2,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B2,
(SOFR 30A + 5.650%),
7.16%, 12/25/50(b)(e) ....... 1,735,868
3,076,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA1, Class B1,
(SOFR 30A + 2.650%),
4.16%, 01/25/51(b)(e) ....... 2,656,138
2,947,369 Freddie Mac STACR REMIC Trust,
Series 2021-DNA5, Class B2,
(SOFR 30A + 5.500%),
7.01%, 01/25/34(b)(e) ....... 2,358,112
2,138,965 Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class B2,
(SOFR 30A + 5.000%),
6.51%, 08/25/33(b)(e) ....... 1,695,185
1,359,742 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2017-
DNA1, Class B2,
(1 mo. LIBOR USD + 10.000%),
12.26%, 07/25/29(e) ........ 1,342,645
3,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
DNA1, Class B1,
(1 mo. LIBOR USD + 3.150%),
5.41%, 07/25/30(e) ......... 2,906,276
29,416 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
SPI2, Class M2,
3.84%, 05/25/48(b)(g) ...... 28,903
4,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2020-
HQA5, Class B1,
(SOFR 30A + 4.000%),
5.51%, 11/25/50(b)(e) ....... 3,863,012

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2021-
DNA2, Class B1,
(SOFR 30A + 3.400%),
4.91%, 08/25/33(b)(e) ....... $ 1,803,733
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $28,186,230)
26,270,038
U.S. GOVERNMENT SECURITIES — 27.8%
U.S. Treasury Bonds — 19.8%
41,315,000 3.63%, 08/15/43 ............... 43,795,514
42,400,000 3.63%, 02/15/44 ............... 44,907,562
48,055,000 3.38%, 05/15/44 ............... 48,974,802
47,350,000 3.13%, 08/15/44 ............... 46,282,775
47,550,000 3.00%, 02/15/47 ............... 45,768,732
47,000,000 2.75%, 08/15/47 ............... 43,331,797
45,400,000 3.00%, 08/15/48 ............... 44,328,844
46,350,000 3.38%, 11/15/48 ............... 48,712,763
47,000,000 3.00%, 02/15/49 ............... 46,348,242
47,300,000 2.88%, 05/15/49 ............... 45,657,434
59,560,000 1.25%, 05/15/50 ............... 39,418,949
57,000,000 1.63%, 11/15/50 ............... 41,630,039
539,157,453
U.S. Treasury Notes — 8.0%
44,000,000 1.50%, 09/15/22 ............... 43,967,701
45,000,000 0.88%, 01/31/24 ............... 43,625,390
43,000,000 2.75%, 02/15/24 ............... 42,865,625
44,000,000 1.50%, 02/29/24 ............... 43,018,594
43,000,000 2.50%, 05/15/24 ............... 42,677,500
216,154,810
Total U.S. Government Securities
(Cost $918,574,611)
755,312,263
Shares Value
CASH SWEEP — 5.4%
UNITED STATES — 5.4%
147,136,193 Citibank - US Dollars on Deposit in
Custody Account, 0.10%(i) ... $ 147,136,193
Total Cash Sweep
(Cost $147,136,193)
147,136,193
TOTAL INVESTMENTS — 100.0%
(Cost $3,069,690,475)
$ 2,717,277,034
LIABILITIES IN EXCESS OF
OTHER ASSETS — 0.0%
(1,326,251)
NET ASSETS — 100.0%
$ 2,715,950,783
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $48,499,878 which is 1.79% of net assets and the cost is $51,235,317.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $817,002,944, which is 30.08% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2022.
(d) Perpetual security with no stated maturity date.
(e) Floating rate security. Rate shown is the rate in effect as of July 31,
2022.
(f) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(g) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.
(h) Zero coupon security. The rate represents the yield at time of purchase.
(i) The rate shown represents the current yield as of July 31, 2022.
Reference Entity
Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Depreciation
Total Return Swaps
Total return swap with Barclays Barclays Bank Plc 09/13/2022 $ 40,000 $ (2,638,912) $ – $ (2,638,912)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,310.26
and paying a (3 mo. LIBOR USD
+ 0.650%) 2.371%, with quarterly
payments until expiration date

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Reference Entity
Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Depreciation
Total Return Swaps
Total return swap with Barclays Barclays Bank Plc 01/04/2023 $ 100,000 $ (6,755,753) $ – $ (6,755,753)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,301.18 and
paying a (SOFR RATE + 0.770%) at
expiration date
Total return swap with Barclays Barclays Bank Plc 03/01/2023 120,000 (6,044,920) – (6,044,920)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,264.19 and
paying a (SOFR RATE + 0.680%) at
expiration date
Total Total Return Swaps $ (15,439,585)
CDI — Chess Depositary Interests
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 14.5%
Bank Loans ................................. 0.3
Corporate Bonds ............................. 10.0
Exchange-Traded Funds ........................ 18.9
Non-Agency Mortgage-Backed Securities ............ 21.9
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 28.8
Other
*
...................................... 5.4
100.0%
* Includes cash and equivalents, swap agreements, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.